Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	2,473	$44,737
Omnicom Group Inc.	1,218	57,490
Trade Desk Inc. (The), Class A(a)	339	192,026

		294,253

Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	247	39,794

Banks — 0.2%
JPMorgan Chase & Co.	1,523	149,315

Biotechnology — 0.0%
Incyte Corp.(a)	431	37,342

Commercial Services — 4.7%
2U Inc.(a)(b)	294	10,834
Automatic Data Processing Inc.	2,643	417,488
Avalara Inc.(a)	547	81,530
Booz Allen Hamilton Holding Corp.	550	43,175
Chegg Inc.(a)	1,131	83,061
CoreLogic Inc.	378	29,080
CoStar Group Inc.(a)	254	209,197
Equifax Inc.	588	80,321
FleetCor Technologies Inc.(a)	420	92,782
Gartner Inc.(a)	672	80,707
Global Payments Inc.	1,383	218,155
IHS Markit Ltd.	1,891	152,925
Korn Ferry	336	10,144
LiveRamp Holdings Inc.(a)	52	3,437
MarketAxess Holdings Inc.	126	67,895
Moody’s Corp.	546	143,543
Nielsen Holdings PLC	1,426	19,265
Paylocity Holding Corp.(a)	415	76,991
PayPal Holdings Inc.(a)	7,145	1,329,899
Robert Half International Inc.	462	23,419
S&P Global Inc.	1,008	325,312
Sabre Corp.	1,302	8,489
Square Inc., Class A(a)	2,267	351,113
TransUnion	1,008	80,297
Verisk Analytics Inc.	630	112,121
WEX Inc.(a)	168	21,260

		4,072,440

Computers — 17.1%
Accenture PLC, Class A	4,285	929,459
Apple Inc.	103,351	11,250,790
CACI International Inc., Class A(a)	126	26,275
Cognizant Technology Solutions Corp., Class A	4,035	288,180
Crowdstrike Holdings Inc., Class A(a)	1,866	231,085
Dell Technologies Inc., Class C(a)	1,680	101,237
DXC Technology Co.	2,352	43,324
EPAM Systems Inc.(a)	336	103,807
Fortinet Inc.(a)	1,344	148,337
Genpact Ltd.	966	33,201
Hewlett Packard Enterprise Co.	10,586	91,463
HP Inc.	6,924	124,355
International Business Machines Corp.	7,848	876,308
Lumentum Holdings Inc.(a)	252	20,838
NCR Corp.(a)	672	13,655
NetApp Inc.	2,270	99,630
Pure Storage Inc., Class A(a)	924	14,876

Security	Shares	Value

Computers (continued)
Qualys Inc.(a)	336	$29,518
Rapid7 Inc.(a)	550	34,062
Seagate Technology PLC	1,512	72,304
Varonis Systems Inc.(a)	540	62,408
Western Digital Corp.	2,016	76,064
Zscaler Inc.(a)	799	108,464

		14,779,640

Distribution & Wholesale — 0.1%
Copart Inc.(a)	504	55,621
KAR Auction Services Inc.	378	5,504

		61,125

Diversified Financial Services — 4.8%
Cboe Global Markets Inc.	420	34,142
Charles Schwab Corp. (The)	955	39,260
CME Group Inc.	1,428	215,228
Discover Financial Services	336	21,843
Interactive Brokers Group Inc., Class A	252	11,988
Intercontinental Exchange Inc.	2,436	229,958
Invesco Ltd.	926	12,140
Mastercard Inc., Class A	5,246	1,514,205
Nasdaq Inc.	462	55,897
SEI Investments Co.	504	24,772
Visa Inc., Class A	10,748	1,953,019
Western Union Co. (The)	1,638	31,843

		4,144,295

Electronics — 0.5%
Agilent Technologies Inc.	670	68,400
Allegion PLC	257	25,315
Coherent Inc.(a)	84	10,512
Garmin Ltd.	379	39,424
Keysight Technologies Inc.(a)	882	92,495
Mettler-Toledo International Inc.(a)	58	57,879
National Instruments Corp.	798	24,961
Roper Technologies Inc.	125	46,417
SYNNEX Corp.	168	22,116
Trimble Inc.(a)	1,092	52,558

		440,077

Energy - Alternate Sources — 0.2%
Enphase Energy Inc.(a)	848	83,180
SolarEdge Technologies Inc.(a)	322	82,976

		166,156

Health Care - Products — 0.1%
Align Technology Inc.(a)	262	111,633

Health Care - Services — 0.2%
Charles River Laboratories International Inc.(a)	244	55,559
IQVIA Holdings Inc.(a)	462	71,143
Teladoc Health Inc.(a)	383	75,244

		201,946

Insurance — 0.3%
Aon PLC, Class A	640	117,766
Marsh & McLennan Companies Inc.	1,134	117,324
Willis Towers Watson PLC	373	68,065

		303,155

Internet — 25.1%
Alphabet Inc., Class A(a)	2,316	3,742,911
Alphabet Inc., Class C, NVS(a)	2,230	3,614,852
Amazon.com Inc.(a)	2,064	6,266,614

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Anaplan Inc.(a)	1,129	$62,490
Booking Holdings Inc.(a)	172	279,070
CDW Corp./DE	924	113,282
eBay Inc.	5,037	239,912
Etsy Inc.(a)	897	109,066
Expedia Group Inc.	546	51,406
F5 Networks Inc.(a)	546	72,585
Facebook Inc., Class A(a)	16,005	4,211,076
FireEye Inc.(a)	1,302	18,020
GoDaddy Inc., Class A(a)	966	68,335
Grubhub Inc.(a)	378	27,957
Match Group Inc.(a)	1,291	150,763
MercadoLibre Inc.(a)	252	305,941
Netflix Inc.(a)	1,036	492,867
NortonLifeLock Inc.	4,156	85,489
Okta Inc.(a)	1,175	246,550
Palo Alto Networks Inc.(a)	840	185,800
Pinterest Inc., Class A(a)	2,329	137,295
Proofpoint Inc.(a)	462	44,232
Q2 Holdings Inc.(a)	418	38,138
Roku Inc.(a)	631	127,714
Snap Inc., Class A, NVS(a)	7,144	281,402
Stamps.com Inc.(a)	220	49,113
Twitter Inc.(a)	4,831	199,810
Uber Technologies Inc.(a)	7,169	239,516
VeriSign Inc.(a)	752	143,406
Zendesk Inc.(a)	714	79,211
Zillow Group Inc., Class C, NVS(a)	588	52,109

		21,736,932

Leisure Time — 0.2%
Peloton Interactive Inc., Class A(a)	1,312	144,596

Machinery — 0.1%
Cognex Corp.	840	55,356
Rockwell Automation Inc.	168	39,836

		95,192

Media — 0.1%
FactSet Research Systems Inc.	210	64,365

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	336	95,303

Pharmaceuticals — 0.1%
Zoetis Inc.	335	53,114

Private Equity — 0.1%
Blackstone Group Inc. (The), Class A	1,146	57,781

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	877	44,201
Jones Lang LaSalle Inc.	168	18,960

		63,161

Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	795	114,719
Equinix Inc.	172	125,773
Iron Mountain Inc.	1,134	29,552

		270,044

Retail — 0.2%
Best Buy Co. Inc.	588	65,591

Security	Shares	Value

Retail (continued)
Carvana Co.(a)	390	$72,287

		137,878

Semiconductors — 9.9%
Advanced Micro Devices Inc.(a)	9,084	683,934
Analog Devices Inc.	1,554	184,196
Applied Materials Inc.	3,621	214,472
Broadcom Inc.	2,137	747,159
Cree Inc.(a)	714	45,410
Inphi Corp.(a)	415	58,000
Intel Corp.	19,165	848,626
KLA Corp.	714	140,787
Lam Research Corp.	596	203,880
Marvell Technology Group Ltd.	5,127	192,314
Maxim Integrated Products Inc.	1,722	119,937
Microchip Technology Inc.	1,344	141,227
Micron Technology Inc.(a)	6,434	323,888
Monolithic Power Systems Inc.	252	80,539
NVIDIA Corp.	5,360	2,687,290
ON Semiconductor Corp.(a)	2,267	56,879
Qorvo Inc.(a)	633	80,619
QUALCOMM Inc.	5,830	719,189
Silicon Laboratories Inc.(a)	294	30,123
Skyworks Solutions Inc.	929	131,258
Teradyne Inc.	961	84,424
Texas Instruments Inc.	4,291	620,436
Xilinx Inc.	1,764	209,369

		8,603,956

Software — 31.4%
ACI Worldwide Inc.(a)	840	24,503
Activision Blizzard Inc.	2,982	225,827
Adobe Inc.(a)	4,287	1,916,718
Akamai Technologies Inc.(a)	1,260	119,851
Alteryx Inc., Class A(a)	631	79,096
ANSYS Inc.(a)	588	178,970
Aspen Technology Inc.(a)	420	46,120
Autodesk Inc.(a)	1,761	414,786
Black Knight Inc.(a)	588	51,715
Blackbaud Inc.	378	18,651
Blackline Inc.(a)	672	65,641
Box Inc., Class A(a)	1,134	17,577
Broadridge Financial Solutions Inc.	588	80,909
Cadence Design Systems Inc.(a)	2,058	225,083
CDK Global Inc.	798	34,394
Ceridian HCM Holding Inc.(a)	1,175	101,308
Cerner Corp.	1,218	85,370
Citrix Systems Inc.	1,176	133,206
Cloudera Inc.(a)	966	9,390
Cloudflare Inc., Class A(a)	1,595	82,892
CommVault Systems Inc.(a)	378	14,965
Cornerstone OnDemand Inc.(a)	504	19,147
Coupa Software Inc.(a)	672	179,894
Datadog Inc., Class A(a)	1,893	171,790
DocuSign Inc.(a)	1,640	331,690
Dropbox Inc., Class A(a)	2,517	45,960
Dynatrace Inc.(a)	1,898	67,018
Elastic NV(a)	546	55,370
Electronic Arts Inc.(a)	1,554	186,216
Everbridge Inc.(a)	379	39,677
Fair Isaac Corp.(a)	210	82,204

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Fastly Inc., Class A(a)	852	$54,111
Fidelity National Information Services Inc.	3,068	382,242
Fiserv Inc.(a)	3,642	347,702
Five9 Inc.(a)	628	95,280
Guidewire Software Inc.(a)	546	52,476
HubSpot Inc.(a)	294	85,281
Intuit Inc.	1,680	528,662
j2 Global Inc.(a)	294	19,957
Jack Henry & Associates Inc.	504	74,718
Manhattan Associates Inc.(a)	546	46,683
Microsoft Corp.	61,930	12,538,967
MongoDB Inc.(a)	418	95,500
MSCI Inc.	504	176,319
New Relic Inc.(a)	378	22,929
Nuance Communications Inc.(a)	3,239	103,356
Nutanix Inc., Class A(a)	1,888	45,954
Oracle Corp.	20,461	1,148,067
Paychex Inc.	1,930	158,742
Paycom Software Inc.(a)	378	137,626
Pegasystems Inc.	336	38,936
PTC Inc.(a)	1,008	84,551
RealPage Inc.(a)	378	21,051
RingCentral Inc., Class A(a)	660	170,504
SailPoint Technologies Holding Inc.(a)	1,480	61,435
salesforce.com Inc.(a)	8,754	2,033,292
ServiceNow Inc.(a)	1,932	961,305
Slack Technologies Inc., Class A(a)(b)	4,948	126,570
Smartsheet Inc., Class A(a)	1,264	63,010
Splunk Inc.(a)	1,559	308,744
SS&C Technologies Holdings Inc.	1,092	64,668
Synopsys Inc.(a)	1,176	251,499
Take-Two Interactive Software Inc.(a)	505	78,235
Twilio Inc., Class A(a)	1,173	327,232
Tyler Technologies Inc.(a)	252	96,864
Veeva Systems Inc., Class A(a)	1,123	303,266
Verint Systems Inc.(a)	504	24,454
VMware Inc., Class A(a)	672	86,507
Workday Inc., Class A(a)	1,598	335,772
Zoom Video Communications Inc., Class A(a)	935	430,951
Zynga Inc., Class A(a)	4,578	41,156

		27,130,512

Security	Shares	Value

Telecommunications — 1.8%
Arista Networks Inc.(a)	504	$105,286
Ciena Corp.(a)	1,008	39,705
Cisco Systems Inc.	34,951	1,254,741
CommScope Holding Co. Inc.(a)	672	5,981
Juniper Networks Inc.	2,982	58,805
Motorola Solutions Inc.	672	106,216

		1,570,734

Transportation — 0.2%
Expeditors International of Washington Inc.	546	48,250
FedEx Corp.	382	99,118

		147,368

Total Common Stocks — 98.2% (Cost: $74,208,243)		84,972,107

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	16,818	16,830
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,510,000	1,510,000

		1,526,830

Total Short-Term Investments — 1.8% (Cost: $1,526,804)		1,526,830

Total Investments in Securities — 100.0% (Cost: $75,735,047)		86,498,937

Other Assets, Less Liabilities — (0.0)%		(13,072)

Net Assets — 100.0%		$86,485,865

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$78,048	$—		$(61,120	)(a)	$10	$(108)	$16,830	16,818	$249	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	1,030,000	(a)	—		—	—	1,510,000	1,510,000	374		—

						$10	$(108)	$1,526,830		$623		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$84,972,107	$—	$—	$84,972,107
Money Market Funds	1,526,830	—	—	1,526,830

	$86,498,937	$—	$—	$86,498,937

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4